Marketable Securities	6 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

Note 4. Marketable Securities

As of December 31, 2020, the Company owned 3,309,758 shares of common stock in Odyssey Group International, Inc. (“Odyssey”) ticker: ODYY, OTC Markets. In December 2021 we sold such shares of Odyssey in a private transaction for a purchase price of $860,491, with $10,000 cash delivered at signing and a note issued in favor of Vivakor in the amount of $850,491, reflecting the market price at that time. The Company accounted for such securities based on the quoted price from the OTC Markets where the stock is traded, which resulted in the Company recording an unrealized loss of $595,392 on these marketable securities for the three months ended June 30, 2021 compared to an unrealized gain of $1,494,275 for the six months ended June 30, 2021.

In 2019 the Company had an investment of $800,000 or 800,000,000 shares of common stock, or a diluted 23% equity holding in Scepter Holdings, Inc. (“Scepter”), ticker: BRZL, OTC Markets. In the fourth quarter of 2020, the Company was diluted to a 19% equity holding in Scepter, and was no longer deemed to have significant influence and ceased to be an equity investment, and as the stock is traded on an active market, the Company has classified the investment as marketable securities with the change in unrealized gains and losses on the investment included in the statement of operations for the three months ended June 30, 2022 and 2021. In August 2021 we converted $81,768 of our note receivable with Scepter into 26,376,882 shares of Scepter common stock pursuant to the terms of the note at $0.0031 per share. On the date of the conversion, the Scepter price per share on OTC Markets was $0.0062 per share, which resulted in a $87,044 gain on the disposition of the note receivable. The Company has accounted for such securities based on the quoted price from the OTC Markets where the stock is traded, which resulted in the Company recording an unrealized loss on marketable securities of $1,652,755 and $8,353,777 for the three months ended June 30, 2022 and 2021 compared to an unrealized gain (loss) of $(413,189) and 2,240,000 for the six months ended June 30, 2022 and 2021. As of June 30, 2022 and December 31, 2021, the Company’s Chief Executive Officer has an immediate family member who sits on the board of directors of Scepter Holdings, Inc. As of June 30, 2022 and December 31, 2021 our Scepter marketable securities were valued at $1,818,029 and $2,231,218.

As of June 30, 2022 and December 31, 2021, marketable securities were $1,818,029 and $2,231,218. For the three months ended June 30, 2022 and 2021, the Company recorded a total unrealized loss of $1,652,755 and $8,949,169 compared to an unrealized gain (loss) of $(413,189) and $3,734,275 for the six months ended June 30, 2022 and 2021 on marketable securities in the statement of operations.